UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-121

Name of Registrant:	Vanguard Wellington Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1:	Schedule of Investments

Vanguard Wellington Fund Schedule of Investments February 28, 2007
			Shares	Market Value ($000)

Common Stocks (64.9%)

Consumer Discretionary (4.9%)
* Comcast Corp. Class A			15,477,800	398,089
McDonald's Corp.			8,755,400	382,786
Time Warner, Inc.			14,179,100	288,545
The Walt Disney Co.			5,373,400	184,093
* Viacom Inc. Class B			4,482,800	175,009
CBS Corp.			5,384,500	163,420
NIKE, Inc. Class B			1,450,400	151,523
Home Depot, Inc.			3,542,300	140,275
Limited Brands, Inc.			5,017,400	138,882
Gannett Co., Inc.			1,924,300	117,883
Yum! Brands, Inc.			1,525,100	88,364
Genuine Parts Co.			340,938	16,604
Honda Motor Co., Ltd ADR			248,700	9,239

				2,254,712

Consumer Staples (6.8%)
Wal-Mart Stores, Inc.			11,578,200	559,227
Altria Group, Inc.			6,206,800	523,109
The Coca-Cola Co.			7,124,700	332,581
Kimberly-Clark Corp.			4,808,600	327,514
Nestle S.A. ADR			3,505,300	327,045
The Procter & Gamble Co.			4,624,875	293,633
Sysco Corp.			6,439,200	212,236
PepsiCo, Inc.			3,123,800	197,268
SABMiller PLC			7,536,539	166,069
Unilever NV ADR			3,626,100	94,170
British American Tobacco PLC			1,942,540	58,812
SABMiller PLC ADR			1,261,800	27,949

				3,119,613

Energy (8.7%)
Chevron Corp.			9,763,100	669,846
Total SA ADR			9,809,900	660,402
ExxonMobil Corp.			9,195,200	659,112
ConocoPhillips Co.			6,813,263	445,724
Royal Dutch Shell PLC ADR Class A			5,916,010	384,600
EnCana Corp.			7,231,304	351,441
XTO Energy, Inc.			4,790,000	247,451
Schlumberger Ltd.			3,404,800	213,821
BP PLC ADR			1,960,400	120,839
Anadarko Petroleum Corp.			2,548,400	102,522
Petroleo Brasileiro ADR			1,118,500	101,112
Sasol Ltd. Sponsored ADR			2,475,400	79,708

				4,036,578

Financials (11.7%)
Bank of America Corp.			17,663,999	898,568
Citigroup, Inc.			15,468,300	779,602
UBS AG (New York Shares)			7,843,600	463,086
State Street Corp.			5,759,000	377,272
ACE Ltd.			6,108,800	343,070
American International Group, Inc.			5,091,700	341,653
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered)			1,947,427	309,756
Merrill Lynch & Co., Inc.			3,689,900	308,771
The Hartford Financial Services Group Inc.			2,752,200	260,248
Freddie Mac			3,934,500	252,516
MBIA, Inc.			3,796,900	252,380
Prudential Financial, Inc.			2,049,300	186,363
JPMorgan Chase & Co.			3,011,776	148,782
PNC Financial Services Group			1,949,800	142,940
MetLife, Inc.			2,157,100	136,221
Westpac Banking Corp. Ltd. ADR			968,500	97,199
Wachovia Corp.			970,400	53,731
SLM Corp.			1,236,200	52,687

				5,404,845

Health Care (7.3%)
Abbott Laboratories			10,834,800	591,797
Eli Lilly & Co.			11,083,500	583,435
Medtronic, Inc.			8,729,300	439,608
Schering-Plough Corp.			17,379,100	408,061
Bristol-Myers Squibb Co.			14,225,200	375,403
AstraZeneca Group PLC ADR			4,968,200	278,865
Wyeth			4,730,200	231,401
Teva Pharmaceutical Industries Ltd.
Sponsored ADR			5,660,800	201,298
Sanofi-Aventis ADR			4,266,203	180,930
* Amgen, Inc.			1,358,600	87,304

				3,378,102

Industrials (7.4%)
General Electric Co.			24,011,000	838,464
Deere & Co.			4,748,500	514,832
Canadian National Railway Co.			9,338,800	408,199
Waste Management, Inc.			8,396,000	285,884
Lockheed Martin Corp.			2,713,600	263,979
Parker Hannifin Corp.			2,656,500	218,869
United Parcel Service, Inc.			3,051,000	214,150
Pitney Bowes, Inc.			3,855,300	183,936
General Dynamics Corp.			2,153,400	164,649
Avery Dennison Corp.			2,282,800	151,715
3M Co.			1,383,400	102,482
Emerson Electric Co.			1,438,400	61,981
United Technologies Corp.			454,300	29,816

				3,438,956

Information Technology (5.9%)
International Business Machines Corp.			6,627,500	616,424
Microsoft Corp.			14,186,800	399,642
Accenture Ltd.			8,937,200	319,058
Motorola, Inc.			16,598,800	307,410
* EMC Corp.			15,011,300	209,408
Texas Instruments, Inc.			6,688,400	207,073
Automatic Data Processing, Inc.			3,968,500	197,592
First Data Corp.			6,714,200	171,414
Hewlett-Packard Co.			3,457,500	136,156
KLA-Tencor Corp.			1,151,800	59,594
* Sun Microsystems, Inc.			6,534,100	40,054
Keyence Corp.			131,900	31,107
* Nortel Networks Corp.			987,600	29,608
Maxim Integrated Products, Inc.			194,300	6,363

				2,730,903

Materials (5.1%)
Alcoa Inc.			13,848,300	462,672
E.I. du Pont de Nemours & Co.			8,311,800	421,824
^ Weyerhaeuser Co.			3,730,600	320,347
International Paper Co.			6,732,700	242,445
Cia Vale do Rio Doce ADR			5,660,136	193,124
Rohm & Haas Co.			3,556,300	187,986
Syngenta AG ADR			4,635,700	163,177
Rio Tinto PLC ADR			661,700	143,364
Air Products & Chemicals, Inc.			1,428,000	106,843
Newmont Mining Corp. (Holding Co.)			2,337,600	105,356

				2,347,138

Telecommunication Services (3.3%)
AT&T Inc.			29,693,085	1,092,706
Verizon Communications Inc.			7,719,200	288,930
Deutsche Telekom AG ADR			4,677,100	84,001
France Telecom SA ADR			1,618,500	43,861

				1,509,498

Utilities (3.8%)
Exelon Corp.			9,205,400	606,912
FPL Group, Inc.			5,489,000	324,235
TXU Corp.			4,392,500	290,564
Dominion Resources, Inc.			2,442,800	208,933
Veolia Environment ADR			1,746,200	123,107
Pinnacle West Capital Corp.			2,408,600	114,216
Progress Energy, Inc.			1,710,500	83,575

				1,751,542

Total Common Stocks
(Cost $20,963,547)				29,971,887

			Face
		Maturity	Amount
	Coupon	Date	($000)

U.S. Government and Agency Obligations (5.0%)

U.S. Government Securities (0.8%)
U.S. Treasury Bond	5.250%	2/15/2029	253,675	270,481
U.S. Treasury Bond	4.500%	2/15/2036	55,000	53,341
U.S. Treasury Note	3.875%	7/31/2007	59,200	58,904

				382,726

Agency Notes (1.0%)
1 Federal Home Loan Bank	4.875%	11/18/2011	174,400	174,768
1 Federal Home Loan Mortgage Corp.	4.000%	8/17/2007	50,000	49,726
1 Federal Home Loan Mortgage Corp.	3.500%	9/15/2007	50,000	49,548
Federal National Mortgage Assn	3.250%	11/15/2007	100,000	98,669
Private Export Funding Corp.	5.750%	1/15/2008	40,385	40,582
Private Export Funding Corp.	3.375%	2/15/2009	33,300	32,325

				445,618

Mortgage-Backed Securities (3.2%)
Conventional Mortgage-Backed Securities (2.9%)
1,2 Federal National Mortgage Assn	6.000%	12/1/2008-9/1/2021	67,176	68,224
2 Government National Mortgage Assn	5.000%	1/15/2030-12/15/2035	401,360	392,853
2 Government National Mortgage Assn	5.500%	1/15/2029-4/15/2036	795,455	794,493
2 Government National Mortgage Assn	6.000%	3/15/2028-1/15/2033	41,713	42,422
2 Government National Mortgage Assn	6.500%	1/15/2031-1/15/2032	19,450	20,001
2 Government National Mortgage Assn	7.000%	11/15/2031-11/15/2033	16,478	17,087
2 Government National Mortgage Assn	8.000%	6/15/2017	49	51
Nonconventional Mortgage-Backed Securities (0.3%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	3/15/2019-9/15/2019	68,295	62,902
1,2 Federal National Mortgage Assn	4.000%	2/25/2019	19,895	18,427
1,2 Federal National Mortgage Assn	5.013%	2/1/2013	18,451	18,384
1,2 Federal National Mortgage Assn	4.517%	5/1/2013	18,118	17,595
1,2 Federal National Mortgage Assn	4.883%	1/1/2014	28,508	28,166
2 Government National Mortgage Assn	5.500%	6/16/2023	19,858	19,995

				1,500,600

Total U.S. Government and Agency Obligations
(Cost $2,327,961)				2,328,944

Corporate Bonds (24.3%)

Asset-Backed/Commercial Mortgage-Backed Securities (3.3%)
2 Adjustable Rate Mortgage Trust	5.694%	3/25/2036	13,853	13,886
2 Advanta Business Card Master Trust	4.750%	1/20/2011	13,150	13,089
2,3 Aesop Funding II LLC	3.950%	4/20/2009	43,600	43,075
2 Asset Securitization Corp.	7.490%	4/14/2029	198	198
2 Banc of America Commercial Mortgage Inc.	5.451%	1/15/2049	50,000	50,707
2 Banc of America Commercial Mortgage, Inc.	5.740%	5/10/2045	41,450	43,135
2 Bank One Issuance Trust	3.450%	10/17/2011	40,000	38,925
2 Bank One Issuance Trust	3.860%	6/15/2011	40,000	39,322
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.610%	11/15/2033	17,250	17,511
2 Bear Stearns Commercial Mortgage
Securities, Inc.	4.740%	3/13/2040	25,000	24,312
2 Bear Stearns Commercial Mortgage
Securities, Inc.	4.933%	2/13/2042	19,160	18,759
2 Bear Stearns Commercial Mortgage
Securities, Inc.	4.825%	11/11/2041	49,980	48,701
2 Bear Stearns Commercial Mortgage
Securities, Inc.	4.871%	9/11/2042	24,700	24,053
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.466%	4/12/2038	28,720	29,408
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.582%	9/11/2041	20,750	21,186
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.540%	9/11/2041	20,300	20,723
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.537%	10/12/2041	17,280	17,659
2 Bear Stearns Commercial Mortgage
Securities, Inc.	5.243%	12/11/2038	23,425	23,300
2 California Infrastructure & Economic Development
Bank Special Purpose Trust SCE-1	6.420%	12/26/2009	12,599	12,654
2 CarMax Auto Owner Trust	4.910%	1/18/2011	21,520	21,487
2 Caterpillar Financial Asset Trust	3.130%	1/26/2009	1,189	1,179
2 Chase Commercial Mortgage Securities Corp.	6.390%	11/18/2030	23,853	24,116
2 Chase Issuance Trust	4.650%	12/17/2012	40,000	39,713
2 Chase Manhattan Auto Owner Trust	2.570%	2/16/2010	11,620	11,490
2 Commercial Mortgage Pass Through Certificates	5.116%	6/10/2044	25,000	24,761
2 Commercial Mortgage Pass-Through Certificates	5.768%	6/10/2046	49,000	50,070
2 Credit Suisse Mortgage Capital Certificate	5.555%	2/15/2039	16,300	16,586
2 Credit Suisse Mortgage Capital Certificates	5.467%	9/15/2039	39,605	40,137
2,3 DLJ Mortgage Acceptance Corp.	6.820%	10/15/2030	8,215	8,218
2 DaimlerChrysler Auto Trust	4.980%	2/8/2011	18,435	18,448
2 GS Mortgage Securities Corp. II	5.396%	8/10/2038	25,100	25,543
2 GS Mortgage Securities Corp. II	5.560%	11/10/2039	15,000	15,347
2 Greenwich Capital Commercial Funding Corp.	5.444%	3/10/2039	20,070	20,172
2 Greenwich Capital Commercial Funding Corp.	4.915%	1/5/2036	47,700	47,065
2 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/2042	48,375	48,345
2 Greenwich Capital Commercial Funding Corp.	5.224%	4/10/2037	10,000	9,968
2 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/2036	25,535	25,809
2 Honda Auto Receivables Owner Trust	3.820%	5/21/2010	21,677	21,324
2 Household Automotive Trust	5.280%	9/17/2011	60,000	60,483
2 JP Morgan Chase Commercial Mortgage Securities	5.440%	6/12/2047	50,000	50,249
2 JPMorgan Chase Commercial Mortgage Securities	4.899%	1/12/2037	24,040	23,507
2 LB-UBS Commercial Mortgage Trust	5.347%	11/15/2038	25,000	25,147
2 LB-UBS Commerical Mortgage Trust	6.462%	3/15/2031	18,325	19,391
2,3 Marriott Vacation Club Owner Trust	5.362%	10/20/2028	15,933	15,951
2 Morgan Stanley Capital I	4.780%	12/13/2041	43,275	42,095
2 Morgan Stanley Capital I	4.700%	7/15/2056	38,470	37,257
2 Morgan Stanley Capital I	5.230%	9/15/2042	16,905	16,840
2 Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036	26,000	25,416
2 Morgan Stanley Dean Witter Capital I	5.514%	11/12/2049	23,475	24,162
2 Morgan Stanley Dean Witter Capital II	5.447%	2/20/2044	22,175	22,493
2 Nissan Auto Lease Trust	5.110%	3/15/2010	40,000	40,050
2 Nomura Asset Securities Corp.	6.590%	3/15/2030	9,840	9,932
2 Nomura Asset Securities Corp.	6.690%	3/15/2030	13,000	13,741
2 PSE&G Transition Funding LLC	6.450%	3/15/2013	10,000	10,400
2 USAA Auto Owner Trust	2.670%	10/15/2010	4,309	4,266
2 USAA Auto Owner Trust	4.130%	11/15/2011	24,000	23,694
2 WFS Financial Owner Trust	3.930%	2/17/2012	37,445	37,089
2 Wachovia Auto Owner Trust	4.930%	11/20/2012	25,000	24,977
2 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/2042	25,000	24,747
2 World Omni Auto Receivables Trust	3.820%	11/12/2011	9,255	9,093

				1,531,361

Finance (9.8%)
Banking (4.0%)
BB&T Corp.	5.250%	11/1/2019	8,000	7,866
BB&T Corp.	4.900%	6/30/2017	8,045	7,764
2,3 BTMU Curacao Holdings NV	4.760%	7/21/2015	47,895	47,069
Bank One Corp.	7.875%	8/1/2010	15,000	16,306
Bank of America Corp.	5.625%	3/8/2035	46,180	44,503
Bank of America Corp.	6.000%	10/15/2036	30,000	31,316
Bank of America Corp.	4.375%	12/1/2010	10,000	9,793
Bank of Montreal	7.800%	4/1/2007	21,000	21,039
Bank of New York Co., Inc.	5.125%	11/1/2011	44,000	44,157
Bank of New York Co., Inc.	4.950%	3/15/2015	58,655	57,424
BankAmerica Corp.	5.875%	2/15/2009	25,000	25,416
2,3 Barclays Bank PLC	5.926%	12/15/2049	70,000	71,672
Citicorp	6.375%	11/15/2008	15,000	15,295
Citigroup, Inc.	6.625%	6/15/2032	45,000	50,853
Citigroup, Inc.	4.625%	8/3/2010	19,400	19,211
Citigroup, Inc.	5.850%	8/2/2016	30,000	31,426
Citigroup, Inc.	6.125%	8/25/2036	30,000	31,626
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	15,000	15,925
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	45,000	44,768
Deutsche Bank Financial LLC	5.375%	3/2/2015	59,215	59,639
Fifth Third Bank	4.200%	2/23/2010	60,000	58,745
Golden West Financial Corp.	4.750%	10/1/2012	10,000	9,819
3 HBOS Treasury Services PLC	6.000%	11/1/2033	80,500	83,094
HSBC Bank USA	4.625%	4/1/2014	10,000	9,672
Huntington National Bank	4.900%	1/15/2014	16,375	15,860
Huntington National Bank	5.500%	2/15/2016	16,000	15,817
JPMorgan Chase & Co.	4.500%	11/15/2010	25,000	24,609
JPMorgan Chase & Co.	6.750%	2/1/2011	25,115	26,577
JPMorgan Chase & Co.	5.250%	5/1/2015	40,000	39,934
Mellon Bank NA	4.750%	12/15/2014	4,750	4,607
Mellon Funding Corp.	5.000%	12/1/2014	30,000	29,575
3 Mizuho Finance (Cayman)	5.790%	4/15/2014	50,000	50,994
National City Bank	4.150%	8/1/2009	8,630	8,450
National City Bank	7.250%	7/15/2010	25,000	26,619
National City Bank of Pennsylvania	7.250%	10/21/2011	20,000	21,788
National City Corp.	3.200%	4/1/2008	10,000	9,797
National City Corp.	6.875%	5/15/2019	13,950	15,605
Northern Trust Co.	5.300%	8/29/2011	36,320	36,782
Northern Trust Co.	4.600%	2/1/2013	5,925	5,771
3 Overseas Chinese Banking Corp.	7.750%	9/6/2011	14,805	16,327
PNC Bank NA	4.875%	9/21/2017	50,000	48,089
Paribas NY	6.950%	7/22/2013	40,000	43,934
Royal Bank of Scotland Group PLC	4.700%	7/3/2018	10,000	9,474
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	19,510	19,342
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	40,775	42,722
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	9,700	9,589
3 Santander U.S. Debt, S.A. Unipersonal	4.750%	10/21/2008	47,100	46,912
SunTrust Banks, Inc.	4.250%	10/15/2009	9,680	9,500
UBS AG	5.875%	7/15/2016	60,000	62,950
UFJ Finance Aruba AEC	6.750%	7/15/2013	50,000	54,142
US Bank NA	4.125%	3/17/2008	50,000	49,324
US Bank NA	6.375%	8/1/2011	17,940	18,884
US Bank NA	6.300%	2/4/2014	30,000	31,941
Wachovia Bank NA	4.375%	8/15/2008	15,000	14,850
Wachovia Corp.	4.375%	6/1/2010	19,400	19,071
Washington Mutual Bank	6.875%	6/15/2011	15,000	15,900
Washington Mutual Bank	5.125%	1/15/2015	10,000	9,779
Washington Mutual, Inc.	5.250%	9/15/2017	52,005	51,163
Wells Fargo & Co.	6.375%	8/1/2011	15,000	15,814
Wells Fargo & Co.	5.125%	9/1/2012	10,000	10,070
Wells Fargo & Co.	5.125%	9/15/2016	25,000	24,724
Wells Fargo & Co.	4.950%	10/16/2013	15,000	14,838
Wells Fargo Bank NA	6.450%	2/1/2011	5,000	5,257
Wells Fargo Financial	5.500%	8/1/2012	20,000	20,456
World Savings Bank, FSB	4.125%	12/15/2009	33,045	32,322
World Savings Bank, FSB	4.500%	6/15/2009	14,845	14,657
Brokerage (1.1%)
Ameriprise Financial Inc.	5.350%	11/15/2010	22,605	22,797
Dean Witter, Discover & Co.	6.750%	10/15/2013	25,775	27,993
Dean Witter, Discover & Co.	7.070%	2/10/2014	17,500	19,263
Goldman Sachs Group, Inc.	5.350%	1/15/2016	70,000	69,878
Goldman Sachs Group, Inc.	5.000%	1/15/2011	30,000	29,982
Goldman Sachs Group, Inc.	5.300%	2/14/2012	50,000	50,394
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	50,000	50,733
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	30,000	30,932
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	70,000	72,929
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	25,000	26,094
Morgan Stanley Dean Witter	5.450%	1/9/2017	30,000	29,980
Morgan Stanley Dean Witter	6.600%	4/1/2012	20,000	21,314
Morgan Stanley Dean Witter	6.250%	8/9/2026	20,000	21,302
Morgan Stanley Dean Witter	4.000%	1/15/2010	10,000	9,761
Morgan Stanley Dean Witter	4.750%	4/1/2014	20,000	19,239
Finance Companies (1.4%)
American Express Centurion Bank	4.375%	7/30/2009	10,000	9,863
American Express Co.	4.750%	6/17/2009	20,000	19,945
American Express Credit Corp.	3.000%	5/16/2008	30,000	29,297
3 American Express Travel	5.250%	11/21/2011	35,000	35,255
CIT Group, Inc.	3.650%	11/23/2007	25,000	24,708
CIT Group, Inc.	4.125%	11/3/2009	25,000	24,408
Capital One Bank	6.500%	6/13/2013	20,705	22,012
Capital One Capital IV	6.745%	2/17/2037	33,000	33,290
Capital One Financial	5.700%	9/15/2011	31,150	31,800
Countrywide Home Loan	5.625%	7/15/2009	20,000	20,183
3 FGIC Corp.	6.000%	1/15/2034	14,635	14,768
General Electric Capital Corp.	5.450%	1/15/2013	40,000	40,674
General Electric Capital Corp.	6.125%	2/22/2011	19,400	20,160
General Electric Capital Corp.	6.000%	6/15/2012	15,000	15,643
General Electric Capital Corp.	6.750%	3/15/2032	30,000	34,832
General Electric Capital Corp.	8.125%	5/15/2012	30,000	34,104
HSBC Finance Corp.	5.700%	6/1/2011	19,230	19,647
HSBC Finance Corp.	6.375%	10/15/2011	75,000	78,749
International Lease Finance Corp.	5.400%	2/15/2012	50,000	50,534
Norwest Financial, Inc.	6.250%	12/15/2007	35,000	35,233
Transamerica Financial Corp.	6.400%	9/15/2008	29,265	29,730
2,3 US Trade Funding Corp.	4.260%	11/15/2014	20,670	20,226
Insurance (2.8%)
ACE Capital Trust II	9.700%	4/1/2030	20,000	27,773
3 AIG SunAmerica Global Financing VI	6.300%	5/10/2011	60,000	62,877
Allstate Corp.	7.200%	12/1/2009	40,000	42,174
Allstate Corp.	5.000%	8/15/2014	10,000	9,851
Ambac, Inc.	7.500%	5/1/2023	25,000	29,412
American International Group, Inc.	4.700%	10/1/2010	34,400	33,996
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	50,000	48,838
Cincinnati Financial Corp.	6.920%	5/15/2028	20,000	22,496
3 Farmers Exchange Capital	7.050%	7/15/2028	25,000	26,450
3 Frank Russell Co.	5.625%	1/15/2009	30,000	30,299
General Reinsurance Corp.	9.000%	9/12/2009	32,000	34,824
2 Genworth Financial, Inc.	6.150%	11/15/2066	50,000	50,161
Genworth Financial, Inc.	5.125%	3/15/2011	47,825	47,950
Genworth Financial, Inc.	5.750%	5/15/2013	25,000	25,837
Hartford Financial Services Group, Inc.	7.900%	6/15/2010	35,000	37,928
Hartford Financial Services Group, Inc.	4.750%	3/1/2014	15,000	14,520
Hartford Life, Inc.	5.200%	2/15/2011	24,185	24,302
ING USA Global	4.500%	10/1/2010	25,000	24,577
3 Jackson National Life Insurance Co.	8.150%	3/15/2027	39,480	49,396
John Hancock Financial Services	5.625%	12/1/2008	16,080	16,227
3 Liberty Mutual Insurance Co.	7.875%	10/15/2026	31,210	35,694
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	25,000	25,933
3 MassMutual Global Funding II	3.500%	3/15/2010	50,000	47,814
Mercury General Corp.	7.250%	8/15/2011	20,000	21,183
3 MetLife Global Funding I	4.500%	5/5/2010	20,000	19,666
3 MetLife Global Funding I	5.125%	11/9/2011	30,000	30,051
3 Metropolitan Life Insurance Co.	7.700%	11/1/2015	51,000	58,323
3 New York Life Global Funding	3.875%	1/15/2009	4,285	4,193
3 New York Life Insurance	5.875%	5/15/2033	55,395	57,693
3 Pacific Life Global Funding	3.750%	1/15/2009	38,415	37,500
Principal Life Income Funding	5.125%	3/1/2011	42,935	43,016
Protective Life Secured Trust	3.700%	11/24/2008	35,000	34,228
Protective Life Secured Trust	4.850%	8/16/2010	15,205	15,116
Prudential Financial, Inc.	4.750%	4/1/2014	28,700	27,788
Prudential Financial, Inc.	5.100%	9/20/2014	10,000	9,874
St. Paul Travelers Cos., Inc.	5.750%	3/15/2007	20,000	20,002
Torchmark Corp.	7.875%	5/15/2023	45,000	53,495
UnitedHealth Group, Inc.	4.750%	2/10/2014	10,000	9,710
UnitedHealth Group, Inc.	4.125%	8/15/2009	23,950	23,293
XL Capital Ltd.	6.500%	1/15/2012	50,000	52,643
Real Estate Investment Trusts (0.4%)
ERP Operating LP	5.375%	8/1/2016	9,675	9,689
Kimco Realty Corp.	5.783%	3/15/2016	4,750	4,847
ProLogis	5.625%	11/15/2016	35,600	36,131
Simon Property Group Inc.	5.875%	3/1/2017	20,000	20,720
Simon Property Group Inc.	6.100%	5/1/2016	35,000	36,790
3 Westfield Group	5.700%	10/1/2016	60,000	60,953
Other (0.1%)
3 SovRisc BV	4.625%	10/31/2008	50,000	49,785

				4,512,884

Industrial (9.2%)
Basic Industry (0.6%)
Alcan, Inc.	7.250%	3/15/2031	21,273	24,362
Alcan, Inc.	4.500%	5/15/2013	20,000	19,129
Alcoa, Inc.	5.720%	2/23/2019	37,404	37,953
Alcoa, Inc.	5.870%	2/23/2022	12,596	12,811
BHP Billiton Finance	4.800%	4/15/2013	15,000	14,741
BHP Finance USA Ltd.	7.250%	3/1/2016	15,000	16,974
Dow Chemical Co.	7.375%	11/1/2029	20,000	22,131
Dow Chemical Co.	6.125%	2/1/2011	19,000	19,477
Dow Chemical Co.	6.000%	10/1/2012	25,000	25,625
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	17,560	17,240
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	24,930	24,324
PPG Industries, Inc.	6.875%	2/15/2012	9,355	9,985
2 Rohm & Haas Co.	9.800%	4/15/2020	10,125	12,514
Weyerhaeuser Co.	7.375%	3/15/2032	25,000	27,353
Capital Goods (1.2%)
Boeing Capital Corp.	6.500%	2/15/2012	40,000	42,594
Boeing Co.	8.625%	11/15/2031	9,460	13,440
Boeing Co.	8.750%	9/15/2031	9,800	14,075
Caterpillar Financial Services Corp.	2.700%	7/15/2008	25,000	24,216
Caterpillar Financial Services Corp.	4.500%	6/15/2009	10,000	9,880
Caterpillar Financial Services Corp.	3.625%	11/15/2007	15,000	14,840
Caterpillar Financial Services Corp.	5.050%	12/1/2010	25,000	25,047
Caterpillar, Inc.	7.300%	5/1/2031	10,000	12,037
Deere & Co.	7.125%	3/3/2031	25,000	30,069
General Dynamics Corp.	4.250%	5/15/2013	40,000	38,268
Honeywell International, Inc.	7.500%	3/1/2010	41,000	43,771
3 Hutchison Whampoa International Ltd.	6.500%	2/13/2013	50,000	52,885
John Deere Capital Corp.	5.100%	1/15/2013	40,000	39,953
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	30,000	33,394
3 Siemens Financieringsmat	5.750%	10/17/2016	89,650	91,807
United Technologies Corp.	4.375%	5/1/2010	27,575	27,134
United Technologies Corp.	4.875%	5/1/2015	9,675	9,490
United Technologies Corp.	6.050%	6/1/2036	20,325	21,780
United Technologies Corp.	7.500%	9/15/2029	19,230	23,784
Communications (1.4%)
AT&T Corp.	6.800%	5/15/2036	11,305	12,391
AT&T Inc.	5.100%	9/15/2014	30,160	29,709
AT&T Inc.	6.450%	6/15/2034	56,190	59,391
AT&T Inc.	4.125%	9/15/2009	30,000	29,327
BellSouth Corp.	4.200%	9/15/2009	10,000	9,791
BellSouth Corp.	5.200%	9/15/2014	20,000	19,884
BellSouth Corp.	6.000%	11/15/2034	11,995	11,912
BellSouth Corp.	6.000%	10/15/2011	25,000	25,900
BellSouth Corp.	6.550%	6/15/2034	22,225	23,632
BellSouth Telecommunications	7.000%	12/1/2095	7,900	8,324
BellSouth Telecommunications	5.875%	1/15/2009	15,000	15,208
CBS Corp.	7.700%	7/30/2010	40,000	43,148
Chesapeake & Potomac Telephone Co.	7.150%	5/1/2023	10,000	10,704
Deutsche Telekom International Finance	8.000%	6/15/2010	50,000	54,359
France Telecom	7.750%	3/1/2011	50,000	54,743
Gannett Co., Inc.	5.500%	4/1/2007	19,250	19,251
New York Times Co.	4.500%	3/15/2010	9,450	9,211
Southwestern Bell Telephone Co.	7.600%	4/26/2007	7,000	7,020
Telefonica Europe BV	7.750%	9/15/2010	50,000	53,974
Verizon Communications Corp.	5.550%	2/15/2016	20,000	20,162
Verizon Global Funding Corp.	7.750%	12/1/2030	17,000	20,343
Verizon Global Funding Corp.	6.875%	6/15/2012	10,000	10,772
Verizon Global Funding Corp.	4.375%	6/1/2013	10,000	9,552
Vodafone AirTouch PLC	7.750%	2/15/2010	10,000	10,703
Vodafone Group PLC	5.000%	12/16/2013	10,000	9,817
Vodafone Group PLC	5.375%	1/30/2015	40,000	39,747
Consumer Cyclicals (1.8%)
CVS Corp.	4.000%	9/15/2009	40,000	38,963
CVS Corp.	4.875%	9/15/2014	35,000	33,867
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	55,145	56,036
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	49,855	52,349
Federated Retail Holding	5.900%	12/1/2016	16,842	17,084
3 Harley-Davidson Inc.	3.625%	12/15/2008	50,000	48,749
Home Depot Inc.	4.625%	8/15/2010	12,000	11,831
Home Depot Inc.	3.750%	9/15/2009	48,000	46,629
Johnson Controls, Inc.	7.125%	7/15/2017	36,300	40,021
Kohl's Corp.	6.000%	1/15/2033	25,000	24,638
Lowe's Cos., Inc.	6.875%	2/15/2028	5,790	6,507
Lowe's Cos., Inc.	6.500%	3/15/2029	39,900	43,132
Lowe's Cos., Inc.	8.250%	6/1/2010	12,870	14,062
Lowe's Cos., Inc.	5.500%	10/15/2035	20,000	19,270
Target Corp.	5.875%	3/1/2012	40,000	41,534
Target Corp.	5.875%	7/15/2016	20,000	20,893
Target Corp.	3.375%	3/1/2008	10,000	9,842
The Walt Disney Co.	5.625%	9/15/2016	30,000	30,826
The Walt Disney Co.	6.375%	3/1/2012	20,000	21,177
Time Warner, Inc.	7.570%	2/1/2024	20,000	22,886
Time Warner, Inc.	6.950%	1/15/2028	20,000	21,786
Time Warner, Inc.	5.500%	11/15/2011	21,460	21,726
Toyota Motor Credit Corp.	5.500%	12/15/2008	50,000	50,389
Toyota Motor Credit Corp.	4.250%	3/15/2010	20,000	19,671
Wal-Mart Stores, Inc.	4.125%	2/15/2011	40,000	38,654
Wal-Mart Stores, Inc.	5.250%	9/1/2035	18,000	16,934
Wal-Mart Stores, Inc.	6.875%	8/10/2009	12,000	12,501
Western Union Co.	5.930%	10/1/2016	60,000	60,590
Consumer Noncyclicals (2.8%)
Abbott Laboratories	4.350%	3/15/2014	30,500	29,138
Abbott Laboratories	5.600%	5/15/2011	15,000	15,351
Anheuser-Busch Cos., Inc.	6.500%	1/1/2028	19,550	21,212
Anheuser-Busch Cos., Inc.	5.000%	3/1/2019	15,000	14,368
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	20,000	22,552
Archer-Daniels-Midland Co.	7.000%	2/1/2031	20,130	23,430
Baxter International, Inc.	5.900%	9/1/2016	12,498	13,019
Bristol-Myers Squibb Co.	5.875%	11/15/2036	60,000	61,478
3 Cargill Inc.	6.125%	4/19/2034	28,980	30,090
3 Cargill Inc.	4.375%	6/1/2013	20,400	19,343
3 Cargill Inc.	6.875%	5/1/2028	19,355	21,639
Clorox Co.	4.200%	1/15/2010	55,770	54,482
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	40,000	41,672
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	10,075	11,502
Coca-Cola HBC Finance	5.125%	9/17/2013	28,000	27,774
Coca-Cola HBC Finance	5.500%	9/17/2015	17,440	17,600
Colgate-Palmolive Co.	7.600%	5/19/2025	13,920	17,363
ConAgra Foods, Inc.	6.750%	9/15/2011	5,982	6,359
3 ConAgra Foods, Inc.	5.819%	6/15/2017	9,503	9,645
Diageo Capital PLC	3.500%	11/19/2007	40,000	39,493
Diageo Capital PLC	3.375%	3/20/2008	10,000	9,808
Eli Lilly & Co.	6.000%	3/15/2012	45,000	47,300
Fortune Brands Inc.	6.250%	4/1/2008	40,000	40,386
Fortune Brands Inc.	4.875%	12/1/2013	20,000	19,159
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	35,000	33,392
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	45,000	44,703
Hershey Foods Corp.	4.850%	8/15/2015	9,620	9,364
Kimberly-Clark Corp.	4.875%	8/15/2015	30,000	29,073
Kraft Foods, Inc.	6.250%	6/1/2012	27,170	28,402
Medtronic Inc.	4.375%	9/15/2010	19,235	18,786
Medtronic Inc.	4.750%	9/15/2015	20,000	18,919
Merck & Co.	5.125%	11/15/2011	69,000	69,390
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	10,000	11,602
3 Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	40,000	40,378
Pharmacia Corp.	6.600%	12/1/2028	12,000	13,708
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	59,025	74,192
3 SABMiller PLC	6.500%	7/1/2016	50,000	53,214
Schering-Plough Corp.	5.550%	12/1/2013	35,000	35,440
Sysco Corp.	5.375%	9/21/2035	25,000	24,267
Unilever Capital Corp.	7.125%	11/1/2010	57,000	60,484
Unilever Capital Corp.	5.900%	11/15/2032	27,000	27,865
Warner-Lambert Co.	6.000%	1/15/2008	16,000	16,103
Wyeth	6.950%	3/15/2011	30,000	32,057
Zeneca Wilmington Inc.	7.000%	11/15/2023	29,000	33,669
Energy (0.4%)
Amoco Corp.	6.500%	8/1/2007	25,000	25,047
Anadarko Petroleum Corp.	3.250%	5/1/2008	15,000	14,660
Apache Finance Canada	7.750%	12/15/2029	19,910	24,400
ChevronTexaco Capital Co.	3.500%	9/17/2007	27,190	26,952
Conoco Funding Co.	6.350%	10/15/2011	30,000	31,595
Phillips Petroleum Co.	9.375%	2/15/2011	20,000	23,010
Suncor Energy, Inc.	7.150%	2/1/2032	20,279	23,917
Suncor Energy, Inc.	5.950%	12/1/2034	20,700	21,206
Technology (0.5%)
Cisco Systems Inc.	5.250%	2/22/2011	65,000	65,549
Hewlett-Packard Co.	5.250%	3/1/2012	75,000	75,613
International Business Machines Corp.	5.875%	11/29/2032	25,000	26,311
International Business Machines Corp.	8.375%	11/1/2019	25,000	31,690
Pitney Bowes Credit Corp.	8.550%	9/15/2009	41,890	45,363
Transportation (0.4%)
3 ERAC USA Finance Co.	5.900%	11/15/2015	19,500	19,797
3 ERAC USA Finance Co.	7.350%	6/15/2008	29,805	30,531
3 ERAC USA Finance Co.	5.600%	5/1/2015	6,960	6,940
2 Federal Express Corp.	6.720%	1/15/2022	38,205	41,166
2 Southwest Airlines Co.	7.540%	6/29/2015	30,772	33,694
Southwest Airlines Co.	5.750%	12/15/2016	46,500	46,037
Other (0.1%)
Dover Corp.	6.500%	2/15/2011	13,808	14,484
Snap-On Inc.	6.250%	8/15/2011	34,990	36,505

				4,268,243

Utilities (2.0%)
Electric Utilities (1.6%)
Alabama Power Co.	5.550%	2/1/2017	17,650	18,022
Alabama Power Co.	5.700%	2/15/2033	15,000	15,221
Carolina Power & Light Co.	5.950%	3/1/2009	20,000	20,343
Central Illinois Public Service	6.125%	12/15/2028	54,000	53,569
Commonwealth Edison Co.	5.950%	8/15/2016	23,120	23,632
Consolidated Edison Co. of New York	6.450%	12/1/2007	20,000	20,158
Consolidated Edison Co. of New York	5.300%	12/1/2016	25,505	25,630
Consolidated Edison Co. of New York	5.500%	9/15/2016	20,930	21,375
Consolidated Edison, Inc.	3.625%	8/1/2008	20,000	19,601
Exelon Generation Co. LLC	6.950%	6/15/2011	50,000	52,994
Florida Power & Light Co.	5.650%	2/1/2035	40,000	40,611
Florida Power & Light Co.	4.950%	6/1/2035	10,000	9,160
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	15,000	15,527
National Rural Utilities Cooperative
Finance Corp.	5.750%	12/1/2008	50,000	50,586
Northern States Power Co.	6.250%	6/1/2036	50,000	54,557
PPL Energy Supply LLC	6.200%	5/15/2016	30,000	31,290
PacifiCorp	5.900%	8/15/2034	12,500	12,807
Public Service Electric & Gas	4.000%	11/1/2008	40,500	39,823
South Carolina Electric & Gas Co.	5.800%	1/15/2033	9,000	9,292
Southern California Edison Co.	5.550%	1/15/2037	38,200	38,075
Southern California Edison Co.	6.000%	1/15/2034	7,695	8,019
Southern Co.	5.300%	1/15/2012	13,300	13,440
Southwestern Electric Power	5.550%	1/15/2017	30,000	30,238
Wisconsin Electric Power Co.	4.500%	5/15/2013	21,565	20,813
Wisconsin Electric Power Co.	5.700%	12/1/2036	17,280	17,448
Wisconsin Power & Light Co.	7.625%	3/1/2010	20,000	21,323
Wisconsin Public Service	6.080%	12/1/2028	45,000	47,567
Natural Gas (0.3%)
British Transco Finance	6.625%	6/1/2018	50,000	54,036
3 Duke Energy Field Services	6.450%	11/3/2036	30,325	31,892
KeySpan Corp.	4.650%	4/1/2013	9,000	8,648
National Grid PLC	6.300%	8/1/2016	30,000	31,598
San Diego Gas & Electric	6.000%	6/1/2026	3,600	3,794
Wisconsin Gas Co.	6.600%	9/15/2013	13,100	13,982
Other (0.1%)
UGI Utilities Inc.	5.753%	9/30/2016	37,590	38,110

				913,181

Total Corporate Bonds
(Cost $11,072,705)				11,225,669

Sovereign Bonds (U.S. Dollar-Denominated) (2.4%)

3 Abu Dhabi National Energy Co.	5.875%	10/27/2016	22,180	22,568
African Development Bank	4.500%	1/15/2009	50,000	49,729
3 Corporacion Nacional del Cobre	6.150%	10/24/2036	25,000	26,563
European Investment Bank	4.000%	3/3/2010	40,000	39,191
Inter-American Development Bank	4.375%	9/20/2012	40,000	39,044
Inter-American Development Bank	5.375%	11/18/2008	19,400	19,634
Inter-American Development Bank	7.375%	1/15/2010	40,000	42,706
International Bank for
Reconstruction & Development	6.125%	12/19/2007	20,000	20,148
^ International Bank for
Reconstruction & Development	5.750%	2/6/2008	19,400	19,541
International Bank for
Reconstruction & Development	4.750%	2/15/2035	40,000	38,032
Japan Bank International	4.750%	5/25/2011	70,000	69,523
Japan Finance Corp.	4.625%	4/21/2015	75,000	73,460
Kreditanstalt fur Wiederaufbau	7.000%	3/1/2013	10,000	11,099
Kreditanstalt fur Wiederaufbau	3.375%	1/23/2008	55,000	53,989
Landwirtschaftliche Rentenbank	4.125%	7/15/2008	50,000	49,548
Oesterreichische Kontrollbank	4.500%	3/9/2015	50,000	48,772
Oesterreichische Kontrollbank	4.250%	10/6/2010	25,000	24,590
Province of British Columbia	4.300%	5/30/2013	40,000	38,838
Province of Manitoba	4.450%	4/12/2010	57,000	56,119
^ Province of Ontario	4.500%	2/3/2015	35,000	33,992
Province of Ontario	4.375%	2/15/2013	40,000	38,839
Province of Quebec	4.875%	5/5/2014	25,000	24,777
Province of Quebec	5.125%	11/14/2016	50,000	50,076
Quebec Hydro Electric	6.300%	5/11/2011	40,000	41,537
Republic of Italy	4.500%	1/21/2015	50,000	48,938
Republic of South Africa	6.500%	6/2/2014	21,900	23,241
State of Israel	5.500%	11/9/2016	30,000	30,232
Swedish Export Credit Corp.	4.625%	2/17/2009	60,000	59,733

Total Sovereign Bonds
(Cost $1,108,147)				1,094,459

Taxable Municipal Bonds (0.9%)

Atlanta GA Downtown Dev. Auth. Rev	6.875%	2/1/2021	12,985	14,480
Chelan County WA Public Util. Dist	7.100%	6/1/2008	12,000	12,268
Illinois (Taxable Pension) GO	5.100%	6/1/2033	75,000	73,092
Kansas Dev. Finance Auth. Rev
(Public Employee Retirement System)	5.501%	5/1/2034	50,000	51,223
Oakland CA Pension Obligation	6.980%	12/15/2009	7,801	8,192
3 Ohana Military Communities LLC	5.558%	10/1/2036	9,600	9,714
3 Ohana Military Communities LLC	5.780%	10/1/2036	16,360	17,048
Oregon School Board Assn	5.528%	6/30/2028	50,000	51,526
3 Pacific Beacon LLC Naval Base	5.379%	7/15/2026	9,000	8,867
President and Fellows of Harvard College	6.300%	10/1/2037	50,675	54,045
Southern California Public Power Auth	6.930%	5/15/2017	30,000	34,300
Stanford Univ. California Rev	7.650%	6/15/2026	29,000	36,994
Stanford Univ. California Rev	6.875%	2/1/2024	34,745	40,680

Total Taxable Municipal Bonds
(Cost $394,767)				412,429

Temporary Cash Investments (2.7%)

Repurchase Agreements (1.6%)
BNP Paribas Securities Corp.
(Dated 2/28/2007, Repurchase Value $308,146,000,
collateralized by Federal Home Loan Mortgage
Corp. 6.000%, 7/1/2036, and Federal National
Mortgage Assn. 5.000%-6.500%, 6/1/2020-2/1/2037)	5.330%	3/1/2007	308,100	308,100
Banc of America Securities, LLC
(Dated 2/28/2007, Repurchase Value $450,667,000,
collateralized by Federal Home Loan Mortgage
Corp. 5.500%, 12/1/2036-3/1/2037, and Federal
National Mortgage Assn. 5.000%, 3/1/2034-7/1/2035)	5.330%	3/1/2007	450,600	450,600

				758,700
U.S.Agency Obligations (0.8%)
1 Federal Home Loan Bank	5.180%-5.185%	4/9/2007	275,000	273,479
1 Federal National Mortgage Assn	5.182%	3/29/2007	100,000	99,602

				373,081
Money Market Fund (0.3%)
4 Vanguard Market Liquidity Fund	5.282%		118,709,800	118,710

Total Temporary Cash Investments
(Cost $1,250,478)				1,250,491

Total Investments (100.2%)
(Cost $37,117,605)				46,283,879

Other Assets and Liabilities - Net (-0.2%)				(94,698)

Net Assets (100%)				46,189,181

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28,2007, the aggregate value of these securities was $1,565,925,000, representing 3.4% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.
GO - General Obligation Bond.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

At February 28, 2007, the cost of investment securities for tax purposes was $37,117,605,000. Net unrealized appreciation of investment securities for tax purposes was $9,166,274,000, consisting of unrealized gains of $9,434,117,000 on securities that had risen in value since their purchase and $267,843,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 20, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.